BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	Jun. 30, 2022 USD ($) year	Dec. 31, 2021 USD ($) year
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premium	$ 3	$ 3
Non-recourse borrowings	18,586	17,562
Non-recourse borrowings with related parties	$ 95	$ 51
Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.20%	4.50%
Term (years) | year	10	10
Carrying value	$ 20,870	$ 19,352
Estimated fair value	20,291	20,435
Add: Unamortized premium	136	160
Less: Unamortized financing fees	(141)	(132)
Less: Current portion	(2,279)	(1,818)
Non-recourse borrowings	$ 18,586	$ 17,562
Non-recourse borrowing | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.80%	4.90%
Term (years) | year	11	11
Carrying value	$ 9,131	$ 8,541
Estimated fair value	$ 8,681	$ 9,008
Non-recourse borrowing | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.80%	4.40%
Term (years) | year	8	8
Carrying value	$ 4,826	$ 4,767
Estimated fair value	$ 4,706	$ 5,059
Non-recourse borrowing | Solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.70%	4.10%
Term (years) | year	12	13
Carrying value	$ 5,063	$ 4,303
Estimated fair value	$ 5,125	$ 4,561
Non-recourse borrowing | Distributed energy & sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.30%	3.20%
Term (years) | year	9	8
Carrying value	$ 1,850	$ 1,741
Estimated fair value	1,779	1,807
Subscription Facility | Parent
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 742	$ 30
Non-Permanent Financings
Disclosure of detailed information about borrowings [line items]
Term (years) | year	11